Related Parties transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties transactions
Note 11 - Related Parties transactions

The following related partied transactions has occurred:

•	Payment of management fees to Menachem Shalom – a controlling shareholder and director of the company. Menachem is entitled to receive NIS 35,000 per month.

•	Amounts received and paid to Tamarindi Ltd and Billio Ltd – to offset previous year balances.

•	The sale of computer equipment to Billio Ltd – for cost – in the amount of NIS 67,212, plus VAT.

•	As of December 31st 2022

o	The Company owes Menachem Shalom NIS 780,924.

o	The Company owes Billio Ltd NIS 1,199,433.

o	The Company owes Tamarindi Ltd NIS 579,726.